SHARE CAPITAL (Details 4) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Statements of Net Loss: share-based payments	$ 1,619	$ 1,592
Share-based payments	2,316	2,484
Mineral Properties [Member]
Statement [Line Items]
Statements of Financial Position: share-based payments	697	892
General and Administration
Statement [Line Items]
Statements of Net Loss: share-based payments	936	1,170
Exploration and Evaluation
Statement [Line Items]
Statements of Net Loss: share-based payments	17	56
Investor Relations and Marketing
Statement [Line Items]
Statements of Net Loss: share-based payments	254	121
Corporate Development and Due Diligence
Statement [Line Items]
Statements of Net Loss: share-based payments	$ 412	$ 245